Description of Business	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.       Description of Business

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. which was then wholly owned by CMA CGM. GSL Holdings, Inc. was the surviving entity, changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, we completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, which we refer to herein as the “Poseidon Transaction”. References herein to the “GSL Fleet” are to the 19 vessels that were owned by us prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that we acquired as a result of the Poseidon Transaction, excluding the Argos.

On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight.

The Class A common shares and Class B common shares per share amounts disclosed in the interim unaudited consolidated financial statements and notes give effect to the reverse stock split retroactively, for all periods presented.

The Company’s business is to own and charter out containerships to leading liner companies. As of June 30, 2019, the Company owned 39 vessels and had contracts to acquire two additional vessels, with average age weighted by TEU capacity of 11.9 years.

The following table provides information about the vessels:

Company Name (1)	Fleet	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date

Global Ship Lease 3 Limited	GSL	Cyprus	CMA CGM Matisse	2,262	1999	3Q19
Global Ship Lease 4 Limited	GSL	Cyprus	CMA CGM Utrillo	2,262	1999	3Q19
Global Ship Lease 5 Limited	GSL	Cyprus	GSL Keta	2,207	2003	3Q19(3)
Global Ship Lease 6 Limited	GSL	Cyprus	GSL Julie	2,207	2002	3Q19(4)
Global Ship Lease 7 Limited	GSL	Cyprus	Kumasi	2,207	2002	4Q19(5)
Global Ship Lease 8 Limited	GSL	Cyprus	Marie Delmas	2,207	2002	4Q19(5)
Global Ship Lease 9 Limited	GSL	Cyprus	CMA CGM La Tour	2,272	2001	3Q19
Global Ship Lease 10 Limited	GSL	Cyprus	CMA CGM Manet	2,272	2001	3Q19
Global Ship Lease 12 Limited	GSL	Cyprus	CMA CGM Château d’If	5,089	2007	4Q20
Global Ship Lease 13 Limited	GSL	Cyprus	CMA CGM Thalassa	11,040	2008	4Q25
Global Ship Lease 14 Limited	GSL	Cyprus	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 15 Limited	GSL	Cyprus	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 16 Limited	GSL	Cyprus	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 20 Limited	GSL	Hong Kong	MSC Tianjin	8,667	2005	2Q24(6)
Global Ship Lease 21 Limited	GSL	Hong Kong	MSC Qingdao	8,667	2004	2Q24(6)
Global Ship Lease 22 Limited	GSL	Hong Kong	GSL Ningbo	8,667	2004	3Q19(7)
Global Ship Lease 23 Limited	GSL	Hong Kong	CMA CGM Berlioz	6,621	2001	2Q21
Global Ship Lease 26 Limited	GSL	Hong Kong	GSL Valerie	2,824	2005	2Q20
Global Ship Lease 30 Limited	—	Marshall Islands	GSL Eleni	7,849	2004	2Q24(8)
Global Ship Lease 31 Limited	—	Marshall Islands	GSL Grania	7,849	2004	—(8)
Global Ship Lease 32 Limited	—	Marshall Islands	GSL Kalliopi	7,849	2004	—(8)
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	4Q20
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	3Q19
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	1Q20
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q20
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	3Q19(14)
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q20
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	2Q20(9)
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	3Q19(10)
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	3Q19(11)
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	3Q19(12)
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	1Q21(13)
Phillipos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Poseidon	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Poseidon	Marshall Islands	Olivia I	6,882	2015	1Q24
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q22
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q20
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	2Q20

(1) All subsidiaries are 100% owned, either directly or indirectly;
(2) Twenty-foot Equivalent Units;
(3) Thereafter 50 – 90 days to OOCL at $8,700 per day;

(4) $7,200 per day to between August 16, 2019 and October 16, 2019, at charterer’s option, with an option in favor of charterer to extend from October 16, 2019 at $8,500 per day for six months plus or minus 30 days;

(5) Option at $9,800 per day to December 31, 2020 plus or minus 90 days, callable by us;
(6) Five year charter at implied adjusted EBITDA of $25.6 million per vessel for the period;
(7) Charterer has the option to extend by 12 months plus or minus 45 days from September 21, 2019 at $18,000 per day;

(8) GSL Eleni delivered in 2Q19; GSL Kalliopi and GSL Grania are scheduled to deliver in 3Q19. GSL Eleni chartered for five years;

GSL Kalliopi and GSL Grania chartered for three years plus two successive periods of one year at option of charterer. Implied

Aggregate Adjusted EBITDA of $32.0 million for firm periods, increasing to $47.0 million if all options are exercised;

(9) Rate increases to $10,000 per day from June 3, 2020;
(10) Thereafter, option for four years at $20,000 per day, callable by us in 4Q19;

(11) Thereafter, new charter with Maersk Line for 30 - 38 months at implied Adjusted EBITDA of $5.3 million for the median period.

Additional 12-month extension at charterer's option, for an additional $4.4 million implied Adjusted EBITDA;

(12) Thereafter 21-24 months to ZIM at implied Adjusted EBITDA of $4.4 million for the period;
(13) 21-24 months to ZIM at implied Adjusted EBITDA of $4.4 million for the period;
(14) Rate increases to $11,500 per day from August 14, 2019.